Investments in joint ventures and associates - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Joint Ventures and Associates
Disclosure of associates [line items]
Capital commitments	£ 1,286	£ 412